10-K - Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amount of Gain or (Loss) Recognized from AOCIL into Earnings, Net of Tax	$ 2,999	$ (3,491)	$ (4,815)	$ (14,936)	$ (7,187)
Amount of Gain or (Loss) Recognized as AOCIL on Derivatives, Net of Tax	(2,425)	32,854	56,107	17,116	(47,528)
Foreign currency translation adjustment, gross	1,682	34,429	(157,336)	8,183	50,653
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Total	1,682	34,429	(157,336)	8,183	50,653
Other Comprehensive Income (Loss), before Tax	(5,697)	83,878	(74,449)	51,791	(4,233)
Other Comprehensive Income (Loss), Tax	(1,955)	13,104	21,965	11,556	(14,545)
Other comprehensive income (loss), net of tax	(3,742)	70,774	(96,414)	40,235	10,312
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amount of Gain or (Loss) Recognized from AOCIL into Earnings, Net of Tax	2,999	(3,491)	(4,815)	(14,936)	(7,187)
Amount of Gain or (Loss) Recognized as AOCIL on Derivatives, Net of Tax	(2,425)	32,854	56,107	17,116	(47,528)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Total	1,682	34,429	(157,336)	8,183	50,653
Interest Rate Swap [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest rate swap amounts reclassified into interest expense	(4,080)	4,750	6,551	20,321	9,778
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, Tax	(1,081)	1,259	(1,736)	(5,385)	(2,591)
Amount of Gain or (Loss) Recognized from AOCIL into Earnings, Net of Tax	2,999	(3,491)	4,815	14,936	7,187
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	(3,299)	44,699	76,336	23,287	(64,664)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification, Tax	874	(11,845)	(20,229)	(6,171)	17,136
Amount of Gain or (Loss) Recognized as AOCIL on Derivatives, Net of Tax	$ (2,425)	$ 32,854	$ 56,107	$ 17,116	$ (47,528)